UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Income Statement [Abstract]
Time charter and voyage revenues	$ 152,009	$ 46,549	$ 217,072	$ 93,039
Time charter and voyage expenses	(5,869)	(1,940)	(8,364)	(5,038)
Direct vessel expenses	(3,989)	(2,385)	(7,143)	(4,934)
Vessel operating expenses (management fees entirely through related parties transactions)	(41,771)	(21,930)	(64,733)	(44,135)
General and administrative expenses	(10,319)	(6,983)	(15,226)	(11,128)
Depreciation and amortization of intangible assets	(22,120)	(13,663)	(35,207)	(27,300)
Amortization of unfavorable lease terms	42,026	0	42,026	0
Loss on sale of vessels	0	0	(511)	0
Vessels impairment loss	0	(6,800)	0	(6,800)
Interest expense and finance cost, net	(7,334)	(6,275)	(13,178)	(13,219)
Interest income	744	176	859	371
Impairment of receivable in affiliated company	0	0	0	(6,900)
Other expense, net	(3,464)	(680)	(3,895)	(289)
Equity in net earnings/ (loss) of affiliated companies	0	(710)	80,839	968
Bargain purchase gain	0	0	44,053	0
Net income/ (loss)	$ 99,913	$ (14,641)	$ 236,592	$ (25,365)
Earnings/ (loss) per unit:
Earnings/ (loss) per common unit, basic	$ 4.32	$ (1.32)	$ 13.61	$ (2.29)
Earnings/ (loss) per common unit, diluted	$ 4.31	$ (1.32)	$ 13.54	$ (2.29)